Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,260,995.00
Total Fee Amount	14,536.54
Total Offset Amount	0.00
Net Fee	$ 14,536.54
Offering Table N/A
Offset Table N/A	N/A